Basis of Preparation and Summary of Significant accounting Policies - Summary of Detailed Information About Notional/Gross Outstanding Amounts (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Securities	$ 211,348	$ 175,879
Derivatives	7,319,605
CDOR [Member] | Maturing After June 28 2024 [Member]
Disclosure of detailed information about hedging instruments [line items]
Securities	5,600	3,400
Loans and customers' liability under acceptances	30,000	20,000
Non-derivative financial assets	35,600	23,400
Secured borrowing deposits and subordinated indebtedness	5,000	6,500
Other deposits and acceptances	10,100	7,100
Non-derivative financial liabilities	15,100	13,600
Derivatives	$ 2,093,700	$ 1,757,900